Employee Benefits - Summary of Amount Recognized in the Balance Sheet for Pension and Post Retirement Medical Plans (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of defined benefit plans [line items]
Non-current assets	₨ 15.7		₨ 103.6
Pension benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	10,247.9	$ 157.2	9,807.6
Fair value of plan assets	9,060.4	139.1	8,417.8
Net liability	(1,187.5)	(18.1)	(1,389.8)
Non-current assets	15.7	0.2	65.5
Non-current liabilities	(1,069.8)	(16.3)	(1,455.3)
Liabilities for assets classified as held for sale	(133.4)	(2.0)
Net liability	(1,187.5)	(18.1)	(1,389.8)
Post retirement medical benefits [Member]
Disclosure of defined benefit plans [line items]
Present value of defined benefit obligation	1,540.5	23.8	1,838.6
Net liability	(1,540.5)	(23.8)	(1,838.6)
Non-current liabilities	(1,420.1)	(22.0)	(1,838.6)
Liabilities for assets classified as held for sale	(120.4)	(1.8)
Net liability	₨ (1,540.5)	$ (23.8)	₨ (1,838.6)